DUE TO RELATED PARTY	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 10 — DUE TO RELATED PARTY

As of June 30, 2015 and September 30, 2014, the Company owed Hua Mei Investments Limited (“Hua Mei”), a related party (controlled by Mr. Hou Xingping, CEO of the Company), $2,120,536 and $1,508,566, respectively. These debts are non-interest bearing and payable on demand. The proceeds of these debts were utilized as working capital.

NOTE 9 — DUE TO RELATED PARTY

As of September 30, 2014 and 2013, the Company owed Hua Mei Investments Limited (“Hua Mei”), a related party (controlled by Mr. Hou Xingping, CEO of the Company), $1,508,566 and $718,261, respectively. These debts are non-interest bearing and payable on demand. The proceeds of these debts were utilized as working capital.